Financial instruments disclosures - Additional information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 12,405	$ 12,653
Expected unconditional guaranteed royalty payments to be received	155	113
Expected unconditional guaranteed royalty payments to be received, unadjusted	$ 56
Percentage of change in coal spot price	15.00%
Fair value hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	$ 273	388
Hedged item, liabilities	162	140
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Nominal value	1,500
Level 1
Disclosure of detailed information about financial instruments [line items]
Bonds, carrying value	7,400	7,600
Bonds, fair value	9,000	9,500
Level 3
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,200	4,200
Percentage of change in coal spot price	15.00%
Increase in carrying value of forward contract due to coal spot price assumptions	$ 149	198
Decrease in carrying value of forward contract due to decrease in spot price	(41)	(46)
Level 3 | Aluminium Forward Contracts Embedded In Electricity Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Long-term embedded derivatives at fair value	(92)	126
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,700	$ 4,700